NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of antidilutive securities

	Year Ended December 31,
	2025	2024
Common shares issuable upon exercise of issued warrants	7,710,280	-
Common shares issuable upon exercise of common stock options	7,556,434	7,210,742
Common shares issuable upon conversion of Convertible Notes	-	1,386,344
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	15,266,714	48,216,005